Shareholder Report, Average Annual Return (Details)		12 Months Ended	60 Months Ended	240 Months Ended
		Oct. 31, 2024	Oct. 31, 2024	Oct. 31, 2024
BNY Mellon Developed Markets Real Estate Securities Fund - Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class A Shares with Maximum Sales Charge - 5.75%
Average Annual Return, Percent		24.86%	1.46%	3.95%
BNY Mellon Developed Markets Real Estate Securities Fund - Class C
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class C Shares with Maximum Deferred Sales Charge - 1.00%
Average Annual Return, Percent		30.53% [1]	1.91%	3.80%
BNY Mellon Developed Markets Real Estate Securities Fund - Class I
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class I
Average Annual Return, Percent		32.83%	2.94%	4.84%
BNY Mellon Developed Markets Real Estate Securities Fund - Class Y
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class Y
Average Annual Return, Percent		32.83%	2.94%	4.86%
Without Sales Load [Member] | BNY Mellon Developed Markets Real Estate Securities Fund - Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class A Shares without Sales Charge
Average Annual Return, Percent		32.54%	2.67%	4.57%
Without Sales Load [Member] | BNY Mellon Developed Markets Real Estate Securities Fund - Class C
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class C shares without Deferred Sales Charge
Average Annual Return, Percent		31.53%	1.91%	3.80%
MSCI World Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI World Index
Average Annual Return, Percent	[2]	33.68%	12.03%	9.78%
FTSE EPRA NAREIT Developed Index (Net) [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		FTSE EPRA/NAREIT Developed Index (Net)
Average Annual Return, Percent		28.46%	(0.15%)	2.86%

[1]	The maximum contingent deferred sales charge for Class C shares is 1.00% for shares redeemed within one year of the date purchased.
[2]	In accordance with regulatory changes requiring the Fund’s primary benchmark to represent the overall applicable market, the Fund’s primary prospectus benchmark changed to the indicated benchmark effective October 31, 2024.